UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 83.6%
Information Technology - 24.8%
Communications Equipment - 3.8%
Arista Networks, Inc. (a)	22,288	$1,775,908
Cisco Systems, Inc.	142,570	4,482,401
F5 Networks, Inc. (a)	5,670	695,879

		6,954,188

Electronic Equipment, Instruments & Components - 1.0%
IPG Photonics Corp. (a)	8,272	719,499
Littelfuse, Inc.	8,620	1,093,016

		1,812,515

Internet Software & Services - 7.5%
Alphabet, Inc.-Class C (a)	7,977	6,118,758
Facebook, Inc.-Class A (a)	54,450	6,867,234
Rackspace Hosting, Inc. (a)	28,837	906,923

		13,892,915

IT Services - 2.9%
Cognizant Technology Solutions Corp.-Class A (a)	26,040	1,495,738
Vantiv, Inc.-Class A (a)	17,554	943,352
Visa, Inc.-Class A	36,700	2,969,030

		5,408,120

Semiconductors & Semiconductor Equipment - 4.5%
NVIDIA Corp.	47,550	2,916,717
Texas Instruments, Inc.	24,870	1,729,460
Xilinx, Inc.	68,540	3,715,553

		8,361,730

Software - 2.3%
Activision Blizzard, Inc.	33,426	1,382,834
Citrix Systems, Inc. (a)	12,100	1,055,120
Fleetmatics Group PLC (a)	29,260	1,751,796

		4,189,750

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	47,665	5,057,256

		45,676,474

Health Care - 18.3%
Biotechnology - 6.8%
Biogen, Inc. (a)	22,754	6,954,305
Gilead Sciences, Inc.	71,930	5,637,874

		12,592,179

Health Care Equipment & Supplies - 1.5%
Danaher Corp.	13,660	1,112,060
Intuitive Surgical, Inc. (a)	2,390	1,640,544

		2,752,604

Company	Shares	U.S. $ Value
Health Care Providers & Services - 7.8%
Aetna, Inc.	37,550	$4,397,856
Cigna Corp.	22,510	2,887,133
Express Scripts Holding Co. (a)	13,650	992,355
UnitedHealth Group, Inc.	44,670	6,077,353

		14,354,697

Pharmaceuticals - 2.2%
Pfizer, Inc.	115,820	4,030,536

		33,730,016

Consumer Discretionary - 14.2%
Auto Components - 0.9%
Johnson Controls, Inc.	35,440	1,555,107

Household Durables - 1.0%
Mohawk Industries, Inc. (a)	3,340	710,685
Toll Brothers, Inc. (a)	37,220	1,157,170

		1,867,855

Internet & Direct Marketing Retail - 3.1%
Liberty Interactive Corp. QVC Group-Class A (a)	118,032	2,494,016
Liberty TripAdvisor Holdings, Inc.-Class A (a)	78,690	1,637,539
Priceline Group, Inc. (The) (a)	1,161	1,644,823

		5,776,378

Leisure Products - 0.5%
Vista Outdoor, Inc. (a)	20,610	820,690

Media - 6.6%
AMC Networks, Inc.-Class A (a)	28,507	1,549,070
Comcast Corp.-Class A	44,850	2,926,911
Discovery Communications, Inc.-Class A (a)	94,160	2,402,022
Interpublic Group of Cos., Inc. (The)	122,020	2,823,543
Time Warner, Inc.	32,120	2,518,529

		12,220,075

Specialty Retail - 2.1%
Home Depot, Inc. (The)	28,930	3,880,092

		26,120,197

Financials - 14.0%
Banks - 4.5%
JPMorgan Chase & Co.	74,630	5,037,525
Wells Fargo & Co.	63,940	3,248,152

		8,285,677

Capital Markets - 3.2%
BlackRock, Inc.-Class A	2,860	1,066,237
Goldman Sachs Group, Inc. (The)	8,420	1,426,853
Northern Trust Corp.	23,250	1,641,217
TD Ameritrade Holding Corp.	51,860	1,704,379

		5,838,686

Company	Shares	U.S. $ Value
Consumer Finance - 0.9%
Capital One Financial Corp.	24,230	$1,734,868

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc.-Class B (a)	16,620	2,501,144
Morningstar, Inc.	8,620	716,063

		3,217,207

Insurance - 3.7%
Allstate Corp. (The)	23,380	1,612,285
Chubb Ltd.	29,630	3,760,936
Validus Holdings Ltd.	28,240	1,434,310

		6,807,531

		25,883,969

Industrials - 8.2%
Aerospace & Defense - 5.1%
General Dynamics Corp.	17,300	2,633,406
Hexcel Corp.	47,959	2,150,961
Raytheon Co.	32,340	4,531,805

		9,316,172

Electrical Equipment - 1.7%
EnerSys	26,120	1,838,326
Hubbell, Inc.	11,540	1,249,897

		3,088,223

Industrial Conglomerates - 0.5%
Carlisle Cos., Inc.	9,048	948,773

Machinery - 0.9%
Parker-Hannifin Corp.	14,140	1,732,574

		15,085,742

Consumer Staples - 2.9%
Food & Staples Retailing - 2.9%
CVS Health Corp.	56,436	5,271,122

Energy - 1.2%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	28,200	1,567,074
Oil States International, Inc. (a)	20,150	625,054

		2,192,128

Total Common Stocks (cost $126,513,832)		153,959,648

SHORT-TERM INVESTMENTS - 15.3%
Investment Companies - 15.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 0.24% (b) (c) (cost $28,152,484)	28,152,484	28,152,484

Company	Shares	U.S. $ Value
Total Investments - 98.9% (cost $154,666,316) (d)		$182,112,132
Other assets less liabilities - 1.1%		2,093,372

Net Assets - 100.0%		$184,205,504

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of August 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,973,822 and gross unrealized depreciation of investments was $(1,528,006), resulting in net unrealized appreciation of $27,445,816.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Core Opportunities Fund, Inc.

August 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$153,959,648		$	– 0	–	$	– 0	–	$153,959,648
Short-Term Investments	28,152,484			– 0	–		– 0	–	28,152,484

Total Investments in Securities	182,112,132			– 0	–		– 0	–	182,112,132
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$182,112,132		$	– 0	–	$	– 0	–	$182,112,132

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended August 31, 2016 is as follows:

Market Value 11/30/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/16 (000)	Dividend Income (000)
$22,516	$70,342	$64,706	$28,152	$50

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2016